Note 10 - Mineral Property Interests	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of interests in other entities [text block]
Note 10:	Mineral property interests

The Company’s principal resource properties are located in Canada.

a)	Quebec

The Company maintains interests in 10 properties within the James Bay region of Quebec. The three largest projects are:

Eau Claire

The Company owns a 100% interest in the Eau Claire project located immediately north of the Eastmain reservoir, approximately 10 kilometres (km) northeast of Hydro Quebec’s EM-1 hydroelectric power facility, 80 km north of the town of Nemaska, 320 km northeast of the town of Matagami, and 800 km north of Montreal, Quebec. The property consists of map-designated claims totaling approximately 23,000 hectares.

Sakami

The 100% owned Sakami project covers approximately 14,250 hectares (ha) or 142.5 square kilometres (km), located 30km to the east of the paved Billy Diamond Highway. The Project straddles the prospective structural corridor marking the contact between the Opinaca and La Grande Geological sub-provinces, where gold mineralization has been identified over a distance of more than 23km. Gold mineralization is located at the base of a sulphide-rich horizon within a zone of intense pervasive silicification located along a regional shear zone, marking the contact between the two geological sub-provinces.

Éléonore South

The Éléonore South project consists of two separate blocks of map-designated claims, comprising a total of 282 claims covering approximately 147 km2 of the Opinaca area of James Bay, Quebec. The Éléonore West block consists of 34 mineral claims covering approximately 18 km2, while the Éléonore South block contains 248 claims extending over an area of approximately 130 km2. The project was a joint operation, and the project ownership was based on participation in the funding of annual exploration programs.

On February 29, 2024, the Company and Newmont, through their respective subsidiaries, entered into a new agreement whereby the Company acquired the remaining 49.978% held by Newmont, to hold 100% control of the interests, consolidating these properties into the Company’s portfolio.

b)	Nunavut

Committee Bay

The Company, through its wholly owned subsidiary North Country, owns a 100% interest in the Committee Bay project located in Nunavut, Canada. The Committee Bay project includes approximately 250,000 hectares situated along the Committee Bay Greenstone Belt located within the Western Churchill province of Nunavut. The Committee Bay project is subject to a 1% Net Smelter Royalty (“NSR”) on gold production, with certain portions subject to an additional 1.5% NSR. The 1.5% NSR is payable on only 7,596 hectares and can be purchased by the Company within two years of commencement of commercial production for $2,000 for each one-third (0.5%) of the 1.5% NSR.

A summary of the carrying amounts is as follows:

	Quebec	Nunavut	Total
Balance at December 31, 2023	$122,978	$19,661	$142,639
Additions(a)	3,030	-	3,030
Change in estimate of provision for site reclamation and closure	(23)	427	404
Impairment (note 16)	(88,885)	(11,988)	(100,873)
Balance at December 31, 2024	$37,100	$8,100	$45,200
Additions (note 6)	5,436	-	5,436
Change in estimate of provision for site reclamation and closure	(597)	(121)	(718)
Balance at December 31, 2025	$41,939	$7,979	$49,918

(a) On February 29, 2024, the Company, and its joint operation partner Newmont, through their respective subsidiaries, closed a transaction whereby the Company acquired 100% control of the joint operation interests, the Éléonore South project, consolidating these properties into the Company’s portfolio at which time the joint venture operation was dissolved. The 49.978% that Newmont held was acquired by the Company for $3,000 while incurring $30 in transaction costs. As part of the same transaction, the Company also acquired a 10.9% interest in Sirios Resources Inc.

During October 2025, the Company received the first milestone payment from Benz Mining Corp (“Benz”) to acquire the remaining 25% interest (for a total 100% undivided interest) of the Eastmain Mine and Ruby Hill Properties. The payment of $1,100 consisted of $850 cash and Benz Common Shares with a market value at the time of $250.